UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2018

Item #1. Reports to Stockholders.

INDEX	Strategic Global Long/Short Fund

Semi-Annual Report to Shareholders

For the six months ended
March 31, 2018
(unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Stated performance in the Fund was achieved at some or all points during the period by Strategic Asset Management, Ltd (“SAM”), the investment advisor to the Fund. SAM waived or reimbursed part of the Fund’s total expenses. Had SAM not waived or reimbursed expenses of the Fund, the Fund’s performance would have been lower.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2018 and are subject to change at any time.

STRATEGIC GLOBAL LONG/SHORT FUND
PORTFOLIO HOLDINGS BY INDUSTRY
AS PERCENTAGE OF NET ASSETS
AS OF MARCH 31, 2018 (unaudited)
64%
56%
48%
40%
32%
24%
16%
8%
0%
Percentage of Net Assets
Consumer Staples
Corporate Bonds
Preferred Bonds
Exchange Traded Funds
Finance
Healthcare
Industrial
Information Technology
Materials
Money Market Funds
Treasury Bills
Industry Sector

STRATEGIC GLOBAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
March 31, 2018
(unaudited)

		Fair
	Shares	Value

CORPORATE BONDS – 22.85%

ARGENTINA – 2.11%
Argentina, 5.6250% 1/26/2022	250,000	$254,250

BRAZIL – 7.61%
Banco Votorantim, 7.375% 1/21/2020	200,000	211,000
Petrobras Global Finance, 6.125% 1/17/2022	200,000	213,900
Petrobras Global Finance, 4.375% 5/20/2023	500,000	491,900

		916,800

EL SALVADOR – 1.70%
Agricola Senior Trust 6.75% 6/18/2020	200,000	204,962

GUATEMALA – 1.70%
Agromercantil Senior Tr 4/10/2014 6.250% Ser REGS 4/10/2019	200,000	204,126

MEXICO – 5.52%
Credito Real SAB DE CV, 7.250% 7/20/2023	250,000	263,750
Financiera Independ 8.00% 7/19/2024	250,000	249,375
Petroleos Mexicanos 3.32361% 7/18/2018	150,000	151,025

		664,150

PANAMA – 1.68%
Global Bank Corp., 4.500% 10/20/2021	200,000	201,920

UNITED STATES – 2.53%
SESI LLC, 7.125% 12/15/2021	150,000	153,000
Whiting Pete Corp NE, 5.750% 3/15/2021	150,000	151,872

		304,872

TOTAL CORPORATE BONDS – 22.85%
(Cost: $2,711,196)		2,751,080

COMMON STOCK – 18.48%

BELGIUM – 1.37%
Anheuser-Busch InBev SA ADR	1,500	164,910

GREAT BRITAIN – 0.04%
Barclays PLC ADR	431	5,095

STRATEGIC GLOBAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS – continued
March 31, 2018
(unaudited)

		Fair
	Shares	Value

MEXICO – 4.28%
Cemex SAB de CV ADR * **	77,900	$515,698

SPAIN – 2.94%
Banco Santander SA ADR**	53,953	353,392

UNITED STATES – 9.85%
American Express Co.	1,500	139,920
Caterpillar Inc.	1,000	147,380
Celgene Corp.	1,500	133,815
Chubb LTD	1,500	205,155
Merck & Co. Inc.	2,700	147,069
Southwest Airlines Co.	2,600	148,928
United Technologies	1,000	125,820
Western Digital Corp.	1,500	138,405

		1,186,492

TOTAL COMMON STOCKS – 18.48%
(Cost: $2,184,250)		2,225,587

PREFERRED STOCK – SWITZERLAND – 0.80%
Credit Suisse AG 11% 3/21/2019	10,000	95,800

TOTAL PREFERRED STOCKS – 0.80%
(Cost: $100,000)		95,800

EXCHANGE TRADED FUNDS – 1.53%
iShares MSCI Europe Financials ETF	8,000	184,800

TOTAL EXCHANGE TRADED FUNDS – 1.53%
(Cost: $193,800)		184,800

SHORT TERM INVESTMENTS – 72.49%

MONEY MARKET FUNDS – 55.91%
UMB Money Market Fund – 0.01%(A)	5,187,645	5,187,645
Morgan Stanley Institutional Liquidity Fund – 1.56%(A)	1,532,097	1,544,213

		6,731,858

STRATEGIC GLOBAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS – continued
March 31, 2018
(unaudited)

		Fair
	Shares	Value

U.S. GOVERNMENT SECURITIES – 16.58%
MATURES IN LESS THAN 1 YEAR
U.S. Treasury Bill, Matures April 26, 2018 **	1,000,000	$999,390
U.S. Treasury Bill, Matures May 31, 2018**	1,000,000	997,274

		1,996,664

TOTAL SHORT TERM INVESTMENTS – 72.49%
(Cost: $8,729,380)		8,728,522

TOTAL INVESTMENTS – 116.15%
(Cost: $13,918,626)		13,985,789
Liabilities, in excess of other assets – (16.15)%		(1,944,613)

NET ASSETS – 100.00%		$12,041,176

SECURITIES SOLD SHORT – (2.65)%

COMMON STOCKS – (2.65)%

MEXICO – (1.65)%
Cemex SAB Spons ADR	30,000	$(198,600)

UNITED STATES – (1.00)%
Cabot Oil & Gas Corp.	5,000	(119,900)

TOTAL SECURITIES SOLD SHORT – (2.65)%
(Proceeds: $322,873)		$(318,500)

STRATEGIC GLOBAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS – continued
March 31, 2018
(unaudited)

		Notional	Exercise	Expiration	Fair
	Contracts	Amount	Price	Date	Value

OPTIONS WRITTEN*** – (0.05%)

PUT OPTIONS WRITTEN – (0.05)%
Citigroup Inc.	35	$236,250	67.0	4/6/18	$(1,190)
Delta Air Lines, Inc.	45	246,645	53.5	3/29/18	(45)
Delta Air Lines, Inc.	50	274,050	54.5	4/6/18	(3,350)
Goldman Sachs Group	10	251,860	240.0	4/6/18	(700)
United States Steel Corp.	60	211,140	31.5	4/6/18	(660)

TOTAL PUT OPTIONS WRITTEN
(Premiums received: $16,944)					(5,945)

TOTAL OPTIONS WRITTEN – (0.05%)
(Premiums received: $16,945)					$(5,945)

* Non-income producing.
** All or a portion of position is segregated as collateral for borrowings. The segregated market value of collateral is $2,779,223.
*** Counterparty information is not required for exchange traded or centrally cleared options.
(A) Effective 7 day yield as of March 31, 2018
ADR – Security represented is held by the custodian bank in the form of American Depository Receipts.

See Notes to Financial Statements

STRATEGIC GLOBAL LONG/SHORT FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2018 (unaudited)

ASSETS
Investments at fair value (identified cost of $13,918,626) (Note 1)	$13,985,789
Cash deposits with brokers for securities sold short	572,716
Receivable for capital stock sold	9
Dividends and interest receivable	39,192
Withholding tax reclaim	1,088
Prepaid expenses	19,680

TOTAL ASSETS	14,618,474

LIABILITIES
Due to broker for borrowings	1,932,181
Payable for investments purchased	309,788
Securities sold short at fair value (identified proceeds $322,873)	318,500
Written put options sold short at fair value (identified proceeds of $16,944)	5,945
Accrued advisory fees	6,222
Accrued 12b-1 fees	1,563
Accrued administration and transfer agent fees	2,129
Other accrued expenses	970

TOTAL LIABILITIES	2,577,298

NET ASSETS	$12,041,176

Net Assets Consist of:
Paid-in-capital applicable to 1,214,800 no par value shares of
beneficial interest outstanding, unlimited shares authorized	$11,994,739
Accumulated net investment income (loss)	(40,378)
Accumulated net realized gain (loss) on investments	4,280
Net unrealized appreciation (depreciation) of investments	82,535

Net Assets	$12,041,176

NET ASSET VALUE PER SHARE
Class A Shares
Net Assets	$12,041,176
Shares Outstanding	1,214,800
Net Assets Value and Redemption Price Per Share	$9.91

Maximum Offering Price Per Share*	$10.43

*Includes maximum offering price per share with sales charge of 5.00%

See Notes to Financial Statements

STRATEGIC GLOBAL LONG/SHORT FUND
STATEMENT OF OPERATIONS
Six months ended March 31, 2018 (unaudited)

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $2,047)	$34,949
Interest	42,959
Miscellaneous income (loss)	(427)

Total investment income	77,481

EXPENSES
Investment management fees (Note 2)	66,485
12b-1 fees (Note 2)	15,110
Recordkeeping and administrative services (Note 2)	14,959
Accounting fees	22,216
Custody fees	2,325
Transfer agent fees (Note 2)	7,681
Professional fees	20,177
Filing and registration fees	1,029
Trustee fees	2,662
Compliance fees	3,586
Shareholder servicing and reports	4,240
Insurance	1,811
Other	5,502

Total expenses	167,783
Management fee waivers and reimbursed expenses (Note 2)	(49,924)

Net Expenses	117,859

Net investment income (loss)	(40,378)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	528,067
Net realized gain (loss) on short positions	87,074
Net realized gain (loss) on options	3,960
Net realized gain (loss) on options written	115,578

Total net realized gain (loss)	734,679

Net increase (decrease) in unrealized appreciation (depreciation) of investments	(895,439)
Net increase (decrease) in unrealized appreciation (depreciation) of short positions	4,373
Net increase (decrease) in unrealized appreciation (depreciation) on options written	5,195

Total net increase (decrease) in unrealized appreciation (depreciation)	(885,871)

Net realized and unrealized gain (loss) on investments	(151,192)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(191,570)

See Notes to Financial Statements

STRATEGIC GLOBAL LONG/SHORT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Class A

	Six months ended
	March 31, 2018	Year ended
	(unaudited)	September 30, 2017

Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$(40,378)	$(168,159)
Net realized gain (loss) on investments, options written and short positions	734,679	(672,462)
Net increase (decrease) in unrealized appreciation (depreciation) of investments options written and short positions	(885,871)	1,239,853

Increase (decrease) in net assets from operations	(191,570)	399,232

DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain	–	(434,522)

Decrease in net assets from distributions	–	(434,522)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	111	2,005,711
Distributions reinvested	–	434,522

Increase (decrease) in net assets from capital stock transactions	111	2,440,233

NET ASSETS
Increase (decrease) during period	(191,459)	2,404,943
Beginning of period	12,232,635	9,827,692

End of period**	$12,041,176	$12,232,635

**Includes undistributed net investment income (loss) of:	$(40,378)	$–

See Notes to Financial Statements

STRATEGIC GLOBAL LONG/SHORT FUND
STATEMENT OF CASH FLOWS
Six months ended March 31, 2018 (unaudited)

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$(191,570)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(18,823,947)
Proceeds from disposition of investment securities	19,982,243
Proceeds from short sales	3,305,786
Purchase of short securities	(2,740,992)
Proceeds of short-term securities, net	35,863
Decrease (increase) in deposits with brokers for securities sold short	(572,716)
Decrease (increase) in receivable from investment manager	124
Decrease (increase) in dividends and interest receivable	(2,311)
Decrease (increase) in receivable for tax reclaims	(16)
Decrease (increase) in prepaid assets	(17,922)
Increase (decrease) in due to broker for borrowings	18,891
Increase (decrease) in payable for securities purchased	(1,106,834)
Increase (decrease) in accrued management fees	6,222
Increase (decrease) in other accrued expense	(1,776)
Amortization of premium (discount) – net	(6,934)
Unrealized depreciation on investments	885,871
Net realized loss from investments	(770,093)

Net cash provided by operating activities	(111)

Cash flows from financing activities:
Proceeds from shares sold	111

Net cash used in financing activities	111

Net increase (decrease) in cash	–

Cash:
Beginning balance	–

Ending balance	$–

See Notes to Financial Statements

STRATEGIC GLOBAL LONG/SHORT FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Six months ended			Period
	March 31, 2018		Year ended	February 23, 2016*
	(unaudited)		September 30, 2017	to September 30, 2016

Net asset value, beginning of period	$10.07		$10.17	$10.00

Investment activities
Net investment income (loss)(1)	(0.03)		(0.16)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.13)		0.51	0.22

Total from investment activities	(0.16)		0.35	0.17

Distributions
Net investment income	–		–	–
Net realized gain	–		(0.45)	–

Total distributions	–		(0.45)	–

Paid-in capital from redemption fees				–

Net asset value, end of period	$9.91		$10.07	$10.17

Total Return	(1.59%	)***	3.40%	1.70%	***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.78%	**	3.71%	2.80%	**
Expenses, net of waiver (Note 2) and dividend expense	1.95%	**	1.95%	1.95%	**
Net investment income (loss)	(0.67%	)**	(1.61% )	(0.84%	)**
Portfolio turnover rate	297.85%	***	256.93%	342.24%	***
Net assets, end of period (000’s)	$12,041		$12,233	$9,828

(1) Per share amounts calculated using the average share method.
* Commencement of operations.
** Annualized
*** Not annualized

See Notes to Financial Statements

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
March 31, 2018 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Strategic Global Long/Short Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended. The Trust was organized as a Delaware statutory trust on April 9, 2007. The Fund is a diversified open-end management company. The Fund was established on February 23, 2016.

The investment objective of the Fund is to provide long term capital appreciation and income generation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sales price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated in U.S. dollars at the current exchange rate. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

STRATEGIC GLOBAL LONG / SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
March 31, 2018 (unaudited)

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to The Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, “Fair Value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
March 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Corporate Bonds	$–	$2,751,080	$ –	$2,751,080
Common Stocks	2,225,587	–	–	2,225,587
Preferred Stocks	95,800	–	–	95,800
Exchange Traded Funds	184,800	–	–	184,800
Short Term Investments	8,728,522	–	–	8,728,522

	$11,234,709	$2,751,080	$ –	$13,985,789

Securities Sold Short	$(318,500)	$–	$ –	$(318,500)
Put Option Written	(5,945)	–	–	(5,945)

	$(324,445)	$–	$ –	$(324,445)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and country.

There were no transfers into or out of any levels during the six months ended March 31, 2018. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended March 31, 2018.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
March 31, 2018 (unaudited)

the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded elated to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended March 31, 2018, there were no such classifications.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund engages in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
March 31, 2018 (unaudited)

obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. At March 31, 2018, the value of securities sold short against collateral was as follows:

	Collateral of	Segregated	Securities
Securities	Cash and	Cash of	Held of
Sold Short	Securities	Collateral	Collateral

$318,500	$3,351,939	$572,716	$2,779,223

The collateral includes certain long-term investments held long as shown in the Schedule of Investments. For the six months ended March 31, 2018, there was $43,067 in transaction costs.

Derivatives

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
March 31, 2018 (unaudited)

The fair value of derivative instruments and whose primary underlying risk exposure is equity price risk at March 31, 2018 is as follows:

Fair Value
Derivative	Liability Derivatives

Written Options – Put	$(5,945)*

* Statement of Assets and Liabilities location: Written put options sold short

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended March 31, 2018 is as follows:

		Change in Unrealized
		Appreciation
	Realized Gain (Loss)	(Depreciation) on
	On Derivatives	Derivatives Recognized
Derivative	Recognized in Income*	in Income**

Options – Put	$ 3,960	$ –
Written Options – Put	91,127	5,195
Written Options – Call	24,451	–

* Statement of Operations location: Net realized gain (loss) on options and options written.
** Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on options and options written.

The previously disclosed derivative instruments outstanding as of March 31, 2018, and their effect on the Statement of Operations for the six months ending March 31, 2018, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average volume for the year:

Average notional value of :
Written Options    $10,638

Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
March 31, 2018 (unaudited)

on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has a realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Adviser, Strategic Asset Management, Ltd (“SAM”) provides investment services for an annual fee of 1.10% of average daily net assets of the Fund.

SAM received, waived and reimbursed expenses for the six months ended March 31, 2018 as follows:

Management Fee	Management Fee	Expenses
Earned	Waived	Reimbursed

$66,485	$49,924	$–

SAM has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) do not exceed 1.70% of the average daily net assets of the Fund. This agreement is in effect until January 31, 2019. Each waiver or reimbursement of an expense by SAM is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amounts of recoverable reimbursements as of March 31, 2018 are as follows:

Recoverable Reimbursements and Expiration Date

2019	2020	2021	Total

$50,979	$105,451	$49,924	$206,354

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
March 31, 2018 (unaudited)

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees. The Plan provides that the Fund may pay a fee at an annual rate of up to 0.25% of average net assets of the Fund in consideration for distribution related services.

Shareholder Servicing Plan

The Fund has adopted a shareholder service plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services. Because the Fund has adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Fund believes the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Fund, however, follows the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

For the six months ended March 31, 2018, the following fees under the Plan were incurred:

Class	Type of Plan	Fees Incurred

Class A	12b-1	$15,110
Class A	Shareholder Services	–

First Dominion Capital Corp. (the “FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. FDCC received $6,000 for services relating to distribution for the six months ended March 31, 2018.

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, transfer and dividend disbursing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended March 31, 2018, the following fees were earned:

Administration	Transfer Agent

$14,959	$7,681

Certain officers of the Fund are also officers of CFS and FDCC. Additionally, John H. Lively of PractusTM LLP, serves as legal counsel to the Trust. John H. Lively,

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
March 31, 2018 (unaudited)

Secretary of the Trust, is Managing Partner of PractusTM LLP. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended March 31, 2018, were as follows:

Purchases	Sales

$18,137,586	$19,991,702

The above amounts do not include the following:

Proceeds from short sales	Sales of Short Securities

$2,740,992	$3,305,786

Premiums from Options Written	Options Bought Back

$906	$155,753

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distribution classifications may differ from the Statement of Changes in Net Assets as a result of the treatment of short capital gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended March 31, 2018 and the year ended September 30, 2017 was as follows:

	Six months ended	Year ended
	March 31, 2018	September 30, 2017

Distributions paid from
Ordinary income	$ –	$434,522

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
March 31, 2018 (unaudited)

As of March 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$(40,378)
Accumulated net realized gain (loss)	4,280
Net unrealized appreciation (depreciation) on investments	82,535

$46,437

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Total
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)

$13,918,626	$227,883	$(160,720)	$67,163

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Funds were:

	Six months ended	Six months ended
	March 31, 2018	March 31, 2018

Shares sold	11	205,518
Shares reinvested	–	42,811
Shares redeemed	–	–

Net increase (decrease)	11	248,329

NOTE 6 – RISKS AND BORROWINGS

The Fund engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. The Fund could at any given time borrow securities in an amount of up to 40% of the Fund’s net assets and sell them with the view that the value of those positions will decline.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
March 31, 2018 (unaudited)

securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has the leverage agreement with Interactive Brokers. During the year ended March 31, 2018, the Fund had an outstanding average daily balance of $2,062,407, a weighted interest rate of 1.06% and paid $43,067 in fees. The maximum amount outstanding during the year ended March 31, 2018 was $2,101,881. At March 31, 2018, the Fund had $1,932,181 in borrowings outstanding which is included in “Due to broker for borrowings” in the Statement of Assets and Liabilities.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. No items require disclosure.

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT RENEWAL

At a meeting held on November 14-15, 2017, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Strategic Asset Management, Ltd. (the “Adviser” or “Strategic”) in regard to the Strategic Global Long/Short Fund.

Counsel reviewed with the Board the memorandum from Counsel dated October 19, 2017 and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreement between the Trust and the Adviser on behalf of the Strategic Global Long/Short Fund. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by Strategic; (ii) the investment performance of the Strategic Global Long/Short Fund and Strategic; (iii) the costs of the services to be provided and profits to be realized by Strategic from the relationship with the Strategic Global Long/Short Fund; (iv) the extent to which economies of scale would be realized if the Strategic Global Long/Short Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Strategic Global Long/Short Fund’s investors; and (v) Strategic’s practices regarding possible conflicts of interest.

The Board discussed the arrangements between Strategic and the Trust with respect to the Strategic Global Long/Short Fund. Counsel referred the Board to the Meeting Materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the Advisory Agreement,

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

a letter from Counsel to the Adviser and its responses to that letter, financial information for the Adviser, a copy of the Adviser’s Form ADV, a fee comparison analysis for the Global Strategic Long/Short Fund and comparable mutual funds. Counsel reviewed with the Board the memorandum from Counsel and the proposed Advisory Agreement and outlined the various factors the Board should consider in deciding whether to approve the Advisory Agreement.

In deciding whether to approve the Agreement, the Trustees considered numerous factors, including:

1.	The nature, extent, and quality of the services to be provided by Strategic.

In this regard, the Trustees considered the responsibilities of the Adviser under the Advisory Agreement. The Trustees reviewed the services to be provided by the Adviser to the Strategic Global Long/Short Fund including, without limitation, the process for formulating investment recommendations and assuring compliance with the Strategic Global Long/Short Fund’s investment objectives and limitations; the coordination of services for the Strategic Global Long/Short Fund among the service providers, and the efforts of the Adviser to promote the Strategic Global Long/Short Fund and grow assets. The Trustees considered: the Adviser’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies and procedures. It was noted that the Adviser continued to engage a U.S. compliance service provider to provide chief compliance officer services, among other services, to the Adviser. The Trustees also considered the financial support that would to be provided by the Adviser’s affiliate. After reviewing the foregoing and further information from the Adviser, the Trustees concluded that the quality, extent, and nature of the services to be provided by the Adviser was satisfactory and adequate for the Strategic Global Long/Short Fund.

2.	Investment Performance of the Long/Short Fund and Strategic.

The Trustees noted that Strategic Global Long/Short Fund was relatively new with limited operating and performance history. The Trustees noted that the Strategic Global Long/Short Fund ranked in the bottom (worst) quartile relative to its Morningstar Category of Long Short Equity and its peer group of mutual funds within that category with assets below $100 million. The Trustees further noted that the Strategic Global Long/Short Fund also trailed its benchmark index for the periods shown. The Trustees reflected on their discussions with a representative of Strategic during the Meeting and the explanation for the relatively poor performance of the Fund thus far. The Trustees noted that the last several quarters had reflected better performance for the Strategic Global Long/Short Fund and the Trustees reflected on Strategic’s reasons for that performed. Based on these considerations, the Board concluded that the performance of the Strategic Global Long/Short Fund was satisfactory.

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

3.	The costs of services to be provided and profits to be realized by Strategic from the relationship with the Strategic Global Long/Short Fund.

In this regard, the Trustees considered: the financial condition of the Adviser and the level of commitment to the Strategic Global Long/Short Fund by the Adviser’s principals and its affiliate, including the original letter of support from the firm’s principals and its affiliate, which the representative of the Adviser reaffirmed at the Meeting; and the expenses of the Strategic Global Long/Short Fund, including the nature and frequency of advisory fee payments. The Trustees also considered potential benefits for the Adviser in managing the Strategic Global Long/Short Fund. The Trustees compared the fees and expenses of the Strategic Global Long/Short Fund (including the advisory fee) to the peer group and category. It was noted that the Strategic Global Long/Short Fund’s net expense ratio of 1.95% was 11 basis points higher than the peer group and category median. It was also noted that while the Strategic Global Long/Short Fund’s gross advisory fee was more competitive at approximately 14 basis points less than the peer median and 15 basis points less than the category median, its net advisory fee was only about 6 basis points as a result of the expense limitation arrangement that was in place. The Trustees reflected on discussions with a representative from Strategic during the Meeting at which discussions occurred on possible marketing targets for the Strategic Global Long/Short Fund and goals for doubling the asset base in a year. The Trustees also considered the representation by Strategic of the difficulties in marketing a fund with less than a three-year track record. The Trustees determined that the advisory fees were within an acceptable range in light of the services to be rendered by the Adviser. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser were fair and reasonable.

4.	The extent to which economies of scale would be realized as the Strategic Global Long/Short Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Strategic Global Long/Short Fund’s investors.

In this regard, the Board considered the Strategic Global Long/Short Fund’s fee arrangements with the Adviser. The Board noted that the advisory fee would stay the same as asset levels increased, although it noted that the Adviser had entered into an expense limitation arrangement that essentially capped the Strategic Global Long/Short Fund’s fees at 1.70% excluding certain expenses. Following further discussion of the Strategic Global Long/Short Fund’s projected asset levels and expectations for growth, the Trustees determined that the Strategic Global Long/Short Fund’s fee arrangement with the Adviser was fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Adviser.

5.	Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Strategic Global Long/Short Fund; the basis of decisions to buy or sell securities for

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

the Strategic Global Long/Short Fund; the method for bunching of portfolio securities transactions; the substance and administration of the Adviser’s Code of Ethics and other relevant policies described in the Adviser’s Form ADV. The Board noted that the Adviser did not specify any particular benefits to managing the Strategic Global Long/Short Fund other than receiving its advisory fee and gaining exposure to the U.S. markets. Following further consideration and discussion, the Board indicated that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by the Adviser from managing the Strategic Global Long/Short Fund were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement for an additional one-year term.

STRATEGIC GLOBAL LONG/SHORT FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2017, and held for the six months ended March 31, 2018.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

STRATEGIC GLOBAL LONG/SHORT FUND – continued
FUND EXPENSES (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Annualized Expense Ratio	Expenses Paid During the Six Months Ended* (3/31/18)
Class A Actual	$1,000	$ 984.10	1.95%	$9.65
Class A Hypothetical**	$1,000	$1,015.25	1.95%	$9.80

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 365 days in the current year.
** 5% return before expenses

Investment Adviser:
Strategic Asset Management, Ltd.
Calle Ayacucho No. 277
La Paz, Bolivia

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent and Administrator:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:
Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Custodian:
UMB Bank
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

More Information:
For 24 hours, 7 days a week price information, and for information on any series of World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. Toll Free at (800) 673-0550.

ITEM 2.        CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.        SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.        DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.        PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date: June 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date: June 6, 2018

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Principal Financial Officer

Date: June 6, 2018

* Print the name and title of each signing officer under his or her signature.